Subsequent Events	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the dates of the balance sheets, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date. The Company has analyzed its operations subsequent to March 31, 2026 to the date of August 14, 2026, these unaudited condensed consolidated financial statements were issued, and has determined that it does not have any material events to disclose.